INCOME TAXES 10Q (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Net deferred tax liabilities	$ 1,400		$ 0	$ 1,440
Reduction to valuation allowance	200		(4,927)	1,926
Deferred tax benefit	$ 248	$ 510	$ 1,248	$ 1,935